Acquisitions and divestitures - Mineracoes Brasileiras Reunidas (Details) R$ in Millions, $ in Millions		12 Months Ended
	Dec. 20, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 20, 2019 BRL (R$)	Dec. 20, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisitions and disposal of noncontrolling interest		$ (1,007)	$ (229)	$ (767)
Mineracoes Brasileiras Reunidas S.A. (MBR)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					36.40%	36.40%
Cash transferred					R$ 3,309	$ 812
Ownership interest in subsidiary (as a percent)	98.30%
Acquisitions and disposal of noncontrolling interest	$ 343